Debt - Schedule of Outstanding Balances of Short-Term and Long-Term Debt by Denominated Currencies and Major Banks (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Short Term And Long Term Debt [Line Items]
Short-term and long-term debt	$ 9,390,239	$ 9,383,386
Russian ruble [Member]
Short Term And Long Term Debt [Line Items]
Short-term and long-term debt	5,384,314	4,830,526
Russian ruble [Member] | Bonds [Member]
Short Term And Long Term Debt [Line Items]
Short-term and long-term debt	2,401,563	1,932,482
Russian ruble [Member] | Sberbank [Member]
Short Term And Long Term Debt [Line Items]
Short-term and long-term debt	1,057,451	1,352,453
Russian ruble [Member] | VTB Bank [Member]
Short Term And Long Term Debt [Line Items]
Short-term and long-term debt	883,976	740,599
Russian ruble [Member] | Gazprombank [Member]
Short Term And Long Term Debt [Line Items]
Short-term and long-term debt	817,520	449,994
Russian ruble [Member] | Eurasian Development Bank [Member]
Short Term And Long Term Debt [Line Items]
Short-term and long-term debt	92,227	87,004
Russian ruble [Member] | Transcreditbank [Member]
Short Term And Long Term Debt [Line Items]
Short-term and long-term debt	78,152	58,695
Russian ruble [Member] | UniCredit Bank (former Bayerische Hypo-und-Vereinsbank) [Member]
Short Term And Long Term Debt [Line Items]
Short-term and long-term debt	31,606	41,410
Russian ruble [Member] | Alfa-bank [Member]
Short Term And Long Term Debt [Line Items]
Short-term and long-term debt		31,060
Russian ruble [Member] | MBRR [Member]
Short Term And Long Term Debt [Line Items]
Short-term and long-term debt		31,060
Russian ruble [Member] | Other [Member]
Short Term And Long Term Debt [Line Items]
Short-term and long-term debt	21,819	105,769
U.S. dollar-denominated [Member]
Short Term And Long Term Debt [Line Items]
Short-term and long-term debt	3,295,351	3,691,288
U.S. dollar-denominated [Member] | Sberbank [Member]
Short Term And Long Term Debt [Line Items]
Short-term and long-term debt	131,333	177,000
U.S. dollar-denominated [Member] | Gazprombank [Member]
Short Term And Long Term Debt [Line Items]
Short-term and long-term debt	1,500,000	1,765,926
U.S. dollar-denominated [Member] | UniCredit Bank (former Bayerische Hypo-und-Vereinsbank) [Member]
Short Term And Long Term Debt [Line Items]
Short-term and long-term debt	196,313	243,563
U.S. dollar-denominated [Member] | Alfa-bank [Member]
Short Term And Long Term Debt [Line Items]
Short-term and long-term debt	150,000	150,000
U.S. dollar-denominated [Member] | Other [Member]
Short Term And Long Term Debt [Line Items]
Short-term and long-term debt	71,779	74,077
U.S. dollar-denominated [Member] | Syndicated credit facility [Member]
Short Term And Long Term Debt [Line Items]
Short-term and long-term debt	1,003,964	1,000,000
U.S. dollar-denominated [Member] | Fortis Bank [Member]
Short Term And Long Term Debt [Line Items]
Short-term and long-term debt	148,712	85,722
U.S. dollar-denominated [Member] | Uralsib [Member]
Short Term And Long Term Debt [Line Items]
Short-term and long-term debt	50,000	145,000
U.S. dollar-denominated [Member] | Raiffeisen Bank [Member]
Short Term And Long Term Debt [Line Items]
Short-term and long-term debt	43,250	50,000
Euro-denominated [Member]
Short Term And Long Term Debt [Line Items]
Short-term and long-term debt	638,914	805,694
Euro-denominated [Member] | Sberbank [Member]
Short Term And Long Term Debt [Line Items]
Short-term and long-term debt	7,174	7,011
Euro-denominated [Member] | VTB Bank [Member]
Short Term And Long Term Debt [Line Items]
Short-term and long-term debt	66,924	65,351
Euro-denominated [Member] | Gazprombank [Member]
Short Term And Long Term Debt [Line Items]
Short-term and long-term debt	35,762	34,947
Euro-denominated [Member] | UniCredit Bank (former Bayerische Hypo-und-Vereinsbank) [Member]
Short Term And Long Term Debt [Line Items]
Short-term and long-term debt	78,289	147,931
Euro-denominated [Member] | Alfa-bank [Member]
Short Term And Long Term Debt [Line Items]
Short-term and long-term debt		7,811
Euro-denominated [Member] | Other [Member]
Short Term And Long Term Debt [Line Items]
Short-term and long-term debt	87,752	171,959
Euro-denominated [Member] | Fortis Bank [Member]
Short Term And Long Term Debt [Line Items]
Short-term and long-term debt	205,905	158,981
Euro-denominated [Member] | Uralsib [Member]
Short Term And Long Term Debt [Line Items]
Short-term and long-term debt	46,357	64,715
Euro-denominated [Member] | Raiffeisen Bank [Member]
Short Term And Long Term Debt [Line Items]
Short-term and long-term debt	25,726	55,822
Euro-denominated [Member] | ING Bank [Member]
Short Term And Long Term Debt [Line Items]
Short-term and long-term debt	85,025	91,166
Romanian lei [Member]
Short Term And Long Term Debt [Line Items]
Short-term and long-term debt	46,055	16,922
Romanian lei [Member] | Raiffeisen Bank [Member]
Short Term And Long Term Debt [Line Items]
Short-term and long-term debt	46,055	16,922
Kazakh tenge [Member]
Short Term And Long Term Debt [Line Items]
Short-term and long-term debt	16,585	28,538
Kazakh tenge [Member] | Sberbank [Member]
Short Term And Long Term Debt [Line Items]
Short-term and long-term debt	16,585	28,538
Turkish lira [Member]
Short Term And Long Term Debt [Line Items]
Short-term and long-term debt	9,020	10,418
Turkish lira [Member] | Other [Member]
Short Term And Long Term Debt [Line Items]
Short-term and long-term debt	$ 9,020	$ 10,418